Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2021
Quarterly Financial Information Disclosure [Abstract]
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

NOTE 17 – SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

Set forth below is the unaudited selected quarterly financial data. We believe that all necessary adjustments, consisting only of normal recurring adjustments, have been included in the amounts stated below to present fairly, and in accordance with GAAP, the unaudited selected quarterly financial data when read in conjunction with our consolidated financial statements. The sum of the quarterly net (loss) income per share amounts do not necessarily equal the annual amount reported, as per share amounts are computed independently for each quarter and the annual period based on the weighted average ordinary shares issued and outstanding in each period. The operating results for any quarter are not necessarily indicative of results for any future period.

	Quarter
2021	First	Second	Third	Fourth
Revenue	$28,307,138	$36,865,155	$36,103,674	$62,807,077
Gross loss	(6,246,357)	5,053,484	(4,061,678)	(7,386,986)
Net (loss) income	(12,618,919)	47,163	2,869,324	7,317,133
Net (loss) income attributable to owners of the Company	(11,906,449)	(133,816)	2,584,624	6,974,922
Basic and diluted net (loss) income per ordinary share attributable to owners of the Company	$(0.15)	$(0.00)	$0.03	$0.11

	Quarter
2020	First	Second	Third	Fourth
Revenue	$17,307,000	$23,463,133	$15,448,083	$31,022,204
Gross profit	5,752,557	2,163,213	1,660,562	(11,997,795)
Net income (loss)	8,417,076	(1,661,380)	781,695	(85,155,971)
Net income (loss) attributable to owners of the Company	7,664,690	(1,576,010)	689,184	(79,656,112)
Basic and diluted net income (loss) per ordinary share attributable to owners of the Company	$0.10	$(0.02)	$0.01	$(1.00)